Segment and geographic information - Major Components of Income (Loss) Before Income Taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Total		¥ 30,776	¥ 71,413	¥ 127,790	¥ 119,590
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		1,052	2,169	(1,501)	9,088
Realized gain on investments in equity securities held for operating purposes		17	292	205	3,145
Equity in earnings of affiliates		9,054	7,963	22,885	11,462
Corporate items		(39,985)	(8,389)	(43,925)	(11,482)
Other	[1]	6,852	499	14,024	(7,125)
Total		¥ (23,010)	¥ 2,534	¥ (8,312)	¥ 5,088

[1]	Includes the impact of Nomura's own creditworthiness.